Schedule of Investments (unaudited)
July 31, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 100.4%
Government National Mortgage Association
1.50%, 10/20/51	$379	$289,789
2.00%, 07/20/50	33	26,377
2.00%, 08/20/50	669	541,181
2.00%, 09/20/50	8,713	7,041,439
2.00%, 12/20/50	1,204	973,226
2.00%, 01/20/51	1,835	1,483,540
2.00%, 02/20/51	17,262	13,951,754
2.00%, 03/20/51	5,583	4,512,135
2.00%, 08/20/51	1,718	1,388,633
2.00%, 12/20/51	12,464	10,071,113
2.00%, 01/20/52	7,785	6,290,755
2.00%, 02/20/52	9,704	7,840,228
2.00%, 08/15/54(a)	375	302,657
2.50%, 01/15/28	1	1,359
2.50%, 02/20/28	2	1,773
2.50%, 01/20/31	49	46,746
2.50%, 07/20/35	902	850,019
2.50%, 04/20/43	11	9,365
2.50%, 12/20/46	984	840,509
2.50%, 01/20/47	96	82,033
2.50%, 06/20/50	2,664	2,244,718
2.50%, 08/20/50	9,416	7,877,401
2.50%, 09/20/50	3,376	2,824,073
2.50%, 01/20/51	2,786	2,346,522
2.50%, 02/20/51	2,088	1,758,421
2.50%, 05/20/51	8,097	6,816,007
2.50%, 07/20/51	9,487	7,985,303
2.50%, 08/20/51	10,208	8,591,482
2.50%, 09/20/51	6,099	5,132,310
2.50%, 12/20/51	3,506	2,949,679
2.50%, 03/20/52	3,351	2,819,127
2.50%, 04/20/52	5,143	4,335,156
2.50%, 05/20/52	814	685,125
2.50%, 06/20/52	955	803,470
2.50%, 08/15/54(a)	475	399,374
3.00%, 07/15/27	1	754
3.00%, 09/15/27	1	1,359
3.00%, 01/20/31	61	59,435
3.00%, 07/20/31	98	94,695
3.00%, 02/20/32	81	78,479
3.00%, 09/15/42	4	3,842
3.00%, 10/15/42	26	23,779
3.00%, 01/20/43	257	232,418
3.00%, 07/15/43	46	41,164
3.00%, 09/20/43	537	483,601
3.00%, 01/15/44	1,508	1,358,699
3.00%, 08/20/44	288	259,646
3.00%, 05/20/45	209	185,706
3.00%, 07/20/45	58	51,631
3.00%, 10/20/45	95	83,816
3.00%, 12/20/45	1,182	1,048,045
3.00%, 01/20/46	380	336,999
3.00%, 02/20/46	395	350,776
3.00%, 03/20/46	1,449	1,283,360
3.00%, 04/20/46	960	850,751
3.00%, 05/20/46	1,222	1,082,153
3.00%, 06/20/46	431	382,926
3.00%, 08/20/46	2,840	2,518,785
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/20/46	$1,857	$1,644,952
3.00%, 12/15/46	112	99,345
3.00%, 12/20/46	327	289,942
3.00%, 02/15/47	132	116,539
3.00%, 02/20/47	372	329,218
3.00%, 06/20/47	43	37,942
3.00%, 07/20/47	739	654,463
3.00%, 10/20/47	243	215,053
3.00%, 02/20/48	34	30,159
3.00%, 04/20/49	1,503	1,330,855
3.00%, 07/20/49	305	268,531
3.00%, 09/20/49	24	20,958
3.00%, 10/15/49	599	523,840
3.00%, 11/20/49	927	814,037
3.00%, 01/20/50	853	749,697
3.00%, 04/20/50	6,506	5,706,518
3.00%, 08/20/50	1,313	1,152,846
3.00%, 03/20/51	1,404	1,230,691
3.00%, 04/20/51	2,602	2,280,707
3.00%, 08/20/51	2,431	2,128,092
3.00%, 10/20/51	978	856,081
3.00%, 11/20/51	1,671	1,462,530
3.00%, 12/20/51	1,403	1,227,543
3.00%, 02/20/52	4,506	3,942,340
3.00%, 03/20/52	1,624	1,418,369
3.00%, 04/20/52	463	401,744
3.00%, 06/20/52	1,735	1,517,300
3.00%, 07/20/52	377	329,772
3.00%, 10/20/52	2,912	2,546,244
3.00%, 08/15/54(a)	975	851,780
3.50%, 02/15/26	0 (b)	103
3.50%, 11/15/26	0 (b)	242
3.50%, 02/20/27	1	887
3.50%, 01/20/31	21	20,185
3.50%, 07/20/32	58	56,237
3.50%, 09/15/41	3	2,824
3.50%, 06/20/42	2,034	1,861,849
3.50%, 09/15/42	6	5,751
3.50%, 09/20/42	89	82,571
3.50%, 10/15/42	3	2,677
3.50%, 10/20/42	212	195,469
3.50%, 11/15/42	18	16,224
3.50%, 11/20/42	695	641,571
3.50%, 12/20/42	74	67,970
3.50%, 02/20/43	618	570,597
3.50%, 03/15/43	25	22,468
3.50%, 05/15/43	24	21,865
3.50%, 06/15/43	102	91,991
3.50%, 04/20/45	205	188,247
3.50%, 06/20/45	76	69,547
3.50%, 09/20/45	2,262	2,074,411
3.50%, 11/20/45	8	7,589
3.50%, 12/20/45	56	51,797
3.50%, 03/20/46	287	262,779
3.50%, 04/20/46	45	41,468
3.50%, 06/20/46	437	399,456
3.50%, 07/20/46	2,582	2,362,728
3.50%, 11/20/46	8	7,135
3.50%, 12/20/46	109	99,881
3.50%, 01/20/47	39	35,976
3.50%, 02/20/47	96	87,677

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/20/47	$196	$179,648
3.50%, 04/20/47	840	768,340
3.50%, 08/20/47	376	344,369
3.50%, 10/20/47	300	268,218
3.50%, 12/20/47	491	438,332
3.50%, 01/20/48	13	11,874
3.50%, 04/20/48	81	73,897
3.50%, 05/20/48	253	231,493
3.50%, 09/20/48	27	24,606
3.50%, 11/20/48	518	470,716
3.50%, 03/20/49	5,996	5,451,972
3.50%, 09/20/49	162	146,799
3.50%, 10/20/49	196	177,897
3.50%, 04/20/50	2,869	2,605,021
3.50%, 05/20/50	287	260,315
3.50%, 04/20/52	1,166	1,051,309
3.50%, 07/20/52	3,545	3,196,090
3.50%, 08/20/52	401	361,195
3.50%, 11/20/52	5,067	4,568,607
3.50%, 12/20/52	2,745	2,474,787
3.50%, 06/20/53	366	332,679
3.50%, 08/15/54(a)	3,225	2,897,345
4.00%, 03/20/26	0 (b)	104
4.00%, 07/20/26	0 (b)	133
4.00%, 02/15/41	5	4,533
4.00%, 03/15/41	4	3,918
4.00%, 04/15/41	18	16,952
4.00%, 05/15/41	4	4,157
4.00%, 12/15/41	5	4,653
4.00%, 01/15/42	4	4,026
4.00%, 02/15/42	14	13,281
4.00%, 03/15/42	26	24,188
4.00%, 05/15/42	6	5,543
4.00%, 08/15/42	6	5,333
4.00%, 09/20/42	157	149,087
4.00%, 04/15/44	22	20,598
4.00%, 05/15/44	36	33,547
4.00%, 08/20/44	19	17,654
4.00%, 10/20/44	201	190,103
4.00%, 03/20/45	826	780,047
4.00%, 08/15/45	2,403	2,269,206
4.00%, 08/20/45	320	301,850
4.00%, 09/20/45	5,003	4,725,892
4.00%, 10/20/45	4	3,798
4.00%, 01/20/46	7	6,364
4.00%, 03/20/46	77	73,094
4.00%, 07/20/46	8	7,135
4.00%, 09/20/46	227	213,828
4.00%, 11/20/46	88	82,944
4.00%, 12/15/46	15	13,781
4.00%, 05/20/47	22	20,849
4.00%, 06/20/47	1,268	1,187,561
4.00%, 07/20/47	257	240,885
4.00%, 08/20/47	5	4,652
4.00%, 11/20/47	76	71,348
4.00%, 03/20/48	48	45,356
4.00%, 04/20/48	332	310,478
4.00%, 05/20/48	2,632	2,465,636
4.00%, 06/20/48	924	864,974
4.00%, 07/20/48	276	258,706
4.00%, 11/20/48	434	406,514
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/15/49	$155	$145,278
4.00%, 01/20/50	359	334,589
4.00%, 02/20/50	8	7,317
4.00%, 09/20/52	759	706,086
4.00%, 10/20/52	1,927	1,790,025
4.00%, 12/20/52	489	454,525
4.00%, 05/20/53	1,161	1,078,065
4.00%, 06/20/53	2,351	2,183,602
4.00%, 03/20/54	193	178,256
4.00%, 08/15/54(a)	2,500	2,301,939
4.00%, 12/20/54	2,464	2,269,583
4.50%, 08/15/39	55	54,225
4.50%, 07/15/40	14	13,908
4.50%, 08/15/40	25	24,210
4.50%, 07/20/41	1,124	1,107,739
4.50%, 11/20/45	148	144,761
4.50%, 08/20/46	245	238,988
4.50%, 09/20/46	39	38,056
4.50%, 10/20/46	42	40,918
4.50%, 11/20/46	41	40,245
4.50%, 04/20/47	4	3,883
4.50%, 06/20/47	5	4,784
4.50%, 07/20/47	1,703	1,656,188
4.50%, 02/20/48	236	228,534
4.50%, 06/20/48	15	14,969
4.50%, 07/20/48	97	94,326
4.50%, 08/20/48	84	81,555
4.50%, 09/20/48	963	932,297
4.50%, 10/20/48	681	659,580
4.50%, 12/20/48	725	701,631
4.50%, 01/20/49	483	467,928
4.50%, 03/20/49	12	11,337
4.50%, 06/20/49	462	447,614
4.50%, 08/20/49	141	136,052
4.50%, 10/20/49	102	98,896
4.50%, 01/20/50	548	530,599
4.50%, 08/20/52	364	348,731
4.50%, 10/20/52	2,076	1,989,465
4.50%, 03/20/53	5,353	5,130,450
4.50%, 05/20/53	1,135	1,086,538
4.50%, 06/20/53	4,168	3,990,558
4.50%, 07/20/53	1,141	1,091,033
4.50%, 04/20/54	1,188	1,129,366
4.50%, 08/15/54(a)	2,850	2,704,312
4.50%, 10/20/54	1,206	1,147,328
4.50%, 11/20/54	1,180	1,121,838
5.00%, 07/15/39	13	13,496
5.00%, 07/20/42	81	81,940
5.00%, 07/20/46	31	31,574
5.00%, 04/20/48	32	32,374
5.00%, 05/20/48	172	170,381
5.00%, 11/20/48	39	38,499
5.00%, 12/20/48	38	37,403
5.00%, 01/20/49	111	110,149
5.00%, 04/20/49	7	6,902
5.00%, 09/20/50	149	149,279
5.00%, 07/20/52	3,252	3,189,543
5.00%, 08/20/52	768	753,576
5.00%, 09/20/52	1,650	1,617,658
5.00%, 12/20/52	2,811	2,756,130
5.00%, 01/20/53	771	755,750

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 04/20/53	$2,684	$2,632,107
5.00%, 05/20/53	5,280	5,177,872
5.00%, 06/20/53	1,015	995,160
5.00%, 07/20/53	4,008	3,930,659
5.00%, 11/20/53	776	760,614
5.00%, 02/20/54	1,286	1,261,468
5.00%, 08/15/54(a)	3,118	3,042,883
5.00%, 09/20/54	503	491,309
5.00%, 10/20/54	389	379,853
5.00%, 11/20/54	6,554	6,400,210
5.00%, 12/20/54	2,733	2,669,248
5.50%, 10/15/38	9	9,417
5.50%, 07/20/40	135	139,576
5.50%, 12/20/52	2,526	2,535,708
5.50%, 01/20/53	1,031	1,034,895
5.50%, 03/20/53	597	598,904
5.50%, 04/20/53	8,824	8,857,570
5.50%, 05/20/53	950	952,509
5.50%, 06/20/53	156	156,836
5.50%, 09/20/53	2,796	2,803,255
5.50%, 11/20/53	2,293	2,296,654
5.50%, 01/20/54	3,884	3,888,817
5.50%, 04/20/54	1,240	1,238,956
5.50%, 08/15/54(a)	6,875	6,856,445
5.50%, 08/20/54	1,204	1,202,090
5.50%, 10/20/54	4,552	4,545,251
5.50%, 11/20/54	1,662	1,659,267
5.50%, 12/20/54	2,218	2,213,848
5.50%, 01/20/55	3,451	3,444,175
6.00%, 09/20/38	13	13,266
6.00%, 02/20/53	211	214,724
6.00%, 09/20/53	2,416	2,462,639
6.00%, 10/20/53	1,170	1,193,114
6.00%, 12/20/53	979	998,386
6.00%, 06/20/54	814	828,057
6.00%, 08/15/54(a)	8,015	8,122,385
6.00%, 08/20/54	4,827	4,900,008
6.00%, 09/20/54	2,126	2,158,462
6.00%, 10/20/54	3,180	3,225,736
6.00%, 11/20/54	1,468	1,490,185
6.00%, 01/20/55	3,092	3,135,245
6.50%, 10/20/53	3,200	3,289,148
6.50%, 06/20/54	670	688,236
6.50%, 08/15/54(a)	885	908,647
6.50%, 12/20/54	667	684,896
6.50%, 01/20/55	1,676	1,720,886
6.50%, 02/20/55	3,745	3,845,606
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 03/20/55	$1,088	$1,118,285
6.50%, 06/20/55	196	201,938
		371,724,261
Total Long-Term Investments — 100.4% (Cost: $393,875,255)		371,724,261
	Shares
Short-Term Securities
Money Market Funds — 6.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	25,660,000	25,660,000
Total Short-Term Securities — 6.9% (Cost: $25,660,000)		25,660,000
Total Investments Before TBA Sales Commitments — 107.3% (Cost: $419,535,255)		397,384,261
	Par (000)
TBA Sales Commitments(a)
Mortgage-Backed Securities — (1.2)%
Government National Mortgage Association
2.00%, 08/15/54	(375)	(302,657)
2.50%, 08/15/54	(475)	(399,374)
3.00%, 08/15/54	(975)	(851,780)
3.50%, 08/15/54	(1,000)	(898,402)
5.50%, 08/15/54	(1,500)	(1,495,952)
6.00%, 08/15/54	(500)	(506,699)
Total TBA Sales Commitments — (1.2)% (Proceeds: $(4,439,304))		(4,454,864)
Total Investments, Net of TBA Sales Commitments — 106.1% (Cost: $415,095,951)		392,929,397
Liabilities in Excess of Other Assets — (6.1)%		(22,666,413)
Net Assets — 100.0%		$370,262,984

(a)	Represents or includes a TBA transaction.
(b)	Rounds to less than 1,000.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® GNMA Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$24,400,000	$1,260,000 (a)	$—	$—	$—	$25,660,000	25,660,000	$967,686	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$371,724,261	$—	$371,724,261
Short-Term Securities
Money Market Funds	25,660,000	—	—	25,660,000
Liabilities
Investments
TBA Sales Commitments	—	(4,454,864)	—	(4,454,864)
	$25,660,000	$367,269,397	$—	$392,929,397

Portfolio Abbreviation
TBA	To-Be-Announced